ALPINE CYCLICAL ADVANTAGE PROPERTY FUND

A SERIES OF ALPINE EQUITY TRUST

Supplement dated April 19, 2011 to the Prospectus and
Statement of Additional Information dated March 1, 2011

IMPORTANT NOTICE REGARDING CHANGE TO PORTFOLIO MANAGEMENT TEAM

Effective April 8, 2011, Stephen S. Kim is no longer an associate portfolio manager of the Alpine Cyclical Advantage Property Fund (the “Fund”). All references to Mr. Kim in the Fund’s prospectus and statement of additional information are hereby removed.

Please retain this Supplement for future reference.